Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 12,636,536		$ 11,851,087		$ 402,822
Additions to right-of-use assets	2,590,477	$ 82,578	1,936,186	$ 1,680,516
Depreciation of right-of-use assets	1,624,770	51,794	1,415,140	1,304,020
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	9,083,745		7,747,283		289,568
Depreciation of right-of-use assets	281,555	8,975	267,959	246,617
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	3,252,947		3,492,553		103,696
Depreciation of right-of-use assets	835,929	26,648	855,492	726,510
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	214,757		545,748		6,846
Depreciation of right-of-use assets	459,297	14,641	246,799	292,936
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	85,087		65,503		$ 2,712
Depreciation of right-of-use assets	$ 47,989	$ 1,530	$ 44,890	$ 37,957